Subsequent Events	9 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 11 Subsequent Events

On February 17, 2022, Auctus and the Company executed a Waiver Letter which waived such defaults effective as of November 22, 2021. See “Note 7 Notes Payable-Auctus Loan” above.